Cover	Mar. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 30, 2026
Entity Registrant Name	Teladoc Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37477
Entity Tax Identification Number	04-3705970
Entity Address, Address Line One	155 E 44th Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	203
Local Phone Number	635-2002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	TDOC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001477449
Former Address
Document Information [Line Items]
Entity Address, Address Line One
Entity Address, Address Line Two
Entity Address, City or Town
Entity Address, State or Province
Entity Address, Postal Zip Code